Investment at Cost (Details Narrative) (10K) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 15, 2015	May 12, 2015	May 12, 2015	Mar. 26, 2015	Jan. 19, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 21, 2015
Impairment loss on fixed assets							$ 236,585
Minimum [Member]
Percentage of equity ownership										54.40%
Minimum [Member] | Spondoolies-Tech Ltd [Member]
Percentage of equity ownership										44.60%
Maximum [Member]
Percentage of equity ownership										55.40%
Maximum [Member] | Spondoolies-Tech Ltd [Member]
Percentage of equity ownership										45.60%
Coin Outlet [Member]
Percentage of equity ownership				4.20%
Spondoolies-Tech Ltd [Member]
Percentage of sale of price per shares		9.60%
Liquidation preference		$ 1,500,000	$ 1,500,000
Total investment							$ 2,300,000	$ 2,300,000
Spondoolies-Tech Ltd [Member] | Series B Preferred Stock [Member]
Number of preferred stock shares purchased	14,546
Number of preferred stock purchased	$ 750,000
Percentage of sale of price per shares	3.00%
Purchase Agreement [Member]
Bitcoin price index						$ 243.39			$ 319.70
Purchase Agreement [Member] | Previously Issued Option and Warrant [Member]
Percentage of equity ownership				11.00%
Purchase Agreement [Member] | Coin Outlet [Member]
Convertible promissory note principal					$ 100,000
Notes interest rate percentage					4.00%
Notes maturity date					Jan. 31, 2016
Gross proceeds from notes					$ 1,000,000
Change in price in the event of conversion					$ 6,000,000
Number of preferred stock shares purchased				166,756
Percentage of equity ownership				2.00%
Percentage of sale of price per shares					80.00%
Purchase Agreement [Member] | Coin Outlet Investment [Member]
Number of preferred stock shares purchased				701,966
Percentage of equity ownership				4.20%
Share Purchase Agreement [Member] | Spondoolies-Tech Ltd [Member] | Series B Preferred Stock [Member]
Number of preferred stock shares purchased		29,092
Number of preferred stock purchased		$ 1,500,000
Percentage of equity ownership		6.60%	6.60%
Preferred stock original issuance price per share		$ 51.56	$ 51.56
Preferred stock initial conversation price per share		$ 51.56	$ 51.56
Proceeds from issuance of public offering		$ 40,000,000
Letter Agreement [Member] | Spondoolies-Tech Ltd [Member]
Breakup fee payable			$ 50,000
Letter Agreement [Member] | Spondoolies-Tech Ltd [Member] | Board Of Directors Or Shareholders [Member]
Breakup fee payable			$ 1,000,000
Letter agreement period			3 years